Commitments And Contingencies (Environmental Remediation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Site Contingency [Line Items]
Environmental remediation insurance per occurrence	$ 10.0
Future Asset Retirement Obligations [Member]
Site Contingency [Line Items]
Environmental reserve	54.5	$ 52.8
Accrued Expenses and Other Current Liabilities and Other Noncurrent Liabilities [Member]
Site Contingency [Line Items]
Estimated undiscounted liability	36.9	$ 40.0
MACS [Member] | Environmental Remediation Contingency [Member]
Site Contingency [Line Items]
Escrow Deposit	1.8
Aloha Petroleum, Ltd [Member]
Site Contingency [Line Items]
Escrow Deposit	14.1
Aloha Petroleum, Ltd [Member] | Environmental Remediation Contingency [Member]
Site Contingency [Line Items]
Escrow Deposit	$ 14.1